Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)
Cost
Balance	$ 5,819,230	$ 749,157
Balance	4,253,686	547,612	$ 5,819,230	$ 749,157
Office equipment [Member]
Cost
Balance	1,176,117
Balance	3,185,354		1,176,117
Leasehold improvements [Member]
Cost
Balance	457,434
Balance	24,413		457,434
Leasehold premises [Member]
Cost
Balance	4,185,679
Balance	1,043,919		4,185,679
Cost [Member]
Cost
Balance	18,977,072	2,443,075	18,689,765	2,406,088
Additions	2,879,370	370,685	287,307	36,987
Balance	21,856,442	2,813,760	18,977,072	2,443,075
Cost [Member] | Office equipment [Member]
Cost
Balance	5,140,130		4,891,370
Additions	2,879,370		248,760
Balance	8,019,500		5,140,130
Cost [Member] | Leasehold improvements [Member]
Cost
Balance	4,291,663		4,253,116
Additions			38,547
Balance	4,291,663		4,291,663
Cost [Member] | Leasehold premises [Member]
Cost
Balance	9,545,279		9,545,279
Additions
Balance	9,545,279		9,545,279
Accumulated Depreciation [Member]
Cost
Balance	13,157,842	1,693,918	8,141,967	1,048,183
Balance	17,602,756	2,266,148	13,157,842	1,693,918
Depreciation	4,444,914	$ 572,230	5,015,875	$ 645,735
Accumulated Depreciation [Member] | Office equipment [Member]
Cost
Balance	3,964,013		2,966,946
Balance	4,834,146		3,964,013
Depreciation	870,133		997,067
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Cost
Balance	3,834,229		2,977,181
Balance	4,267,250		3,834,229
Depreciation	433,021		857,048
Accumulated Depreciation [Member] | Leasehold premises [Member]
Cost
Balance	5,359,600		2,197,840
Balance	8,501,360		5,359,600
Depreciation	$ 3,141,760		$ 3,161,760